Trade and Other Receivables - Schedule of Trade Receivables Not Past Due and Accrued Income (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Trade and Other Receivables [line items]
Accrued income	£ 34	£ 777	£ 955
Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due	1,229	1,251	1,184
Consumer [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	32
Consumer [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due	457
Enterprise [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	2
Enterprise [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due	274
Global Services [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income		222	297
Global Services [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due	£ 498	477	444
BT Consumer [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income		86	90
BT Consumer [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due		157	128
EE [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income		122	170
EE [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due		206	335
Openreach [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income		67	78
Openreach [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due		61	1
Business and Public Sector [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income		134	151
Business and Public Sector [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due		253	200
Wholesale and Ventures [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income		145	167
Wholesale and Ventures [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due		92	75
Other [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income		1	2
Other [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables not past due		£ 5	£ 1